Balance Sheets (unaudited) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 200,570	$ 158,874
Marketable securities	135,131
Prepaid expenses	1,748	156
Prepaid research and development	12,058	6,745
Total current assets	349,507	165,775
Property and equipment, net	915	1,087
Other assets	8,269	11,751
Total assets	358,691	178,613
Current liabilities:
Accounts payable	3,441	629
Accrued expenses and other current liabilities	15,662	3,052
Total current liabilities	19,103	3,681
Deferred rent	643	504
Other liabilities	42	76
Total liabilities	19,788	4,261
Convertible preferred stock, $0.0001 par value:
Total convertible preferred stock		230,605
Commitments and Contingencies (note 7)
Stockholders' equity (deficit):
Common stock, $0.0001 par value: 300,000,000 shares authorized; 45,885,052 shares issued and 45,543,682 shares outstanding at September 30, 2020 and 5,194,518 shares issued and 4,293,039 shares outstanding at December 31, 2019	4
Additional paid-in capital	470,890	2,410
Accumulated other comprehensive loss	(40)
Accumulated deficit	(131,951)	(58,663)
Total stockholders' equity (deficit)	338,903	(56,253)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	$ 358,691	178,613
Series A-1 Convertible Preferred Stock
Convertible preferred stock, $0.0001 par value:
Total convertible preferred stock		74,397
Series A-2 Convertible Preferred Stock
Convertible preferred stock, $0.0001 par value:
Total convertible preferred stock		46,311
Series B Convertible Preferred Stock
Convertible preferred stock, $0.0001 par value:
Total convertible preferred stock		$ 109,897